Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - Defined Benefit Pension Plans - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	€ 324,117,000	€ 292,543,000
Less than 1 year
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	24,111,000	21,301,000
1 to 3 Years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	53,662,000	47,560,000
3 to 5 Years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	61,415,000	55,223,000
5 to 10 Years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	€ 184,929,000	€ 168,459,000